Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2010
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets

Goodwill
The carrying amount of goodwill by reporting unit as of December 31, 2010 and 2009 and changes in the carrying amount of goodwill are summarized as follows:

	Americas	Australasia	Continental Africa	Total
	$	$	$	$

Balance at January 1, 2009	18	103	11	132
Translation	-	30	-	30
Balance at December 31, 2009	18	133	11	162
Translation	-	18	-	18
Balance at December 31, 2010	18	151	11	180

Net carrying amount of goodwill as at December 31, 2010 and 2009 is reconciled as follows:

- Gross carrying amount	18	151	310	479
- Accumulated impairment losses	-	-	(299)	(299)
Net carrying amount as at December 31, 2010	18	151	11	180

- Gross carrying amount	18	133	310	461
- Accumulated impairment losses	-	-	(299)	(299)
Net carrying amount as at December 31, 2009	18	133	11	162

Other intangibles, net
		2010	2009
		$	$

Royalty rate concession agreement(1)
Gross carrying value		30	29
Accumulated amortization		(13)	(11)
		17	18

(1) The government of Ghana agreed to a concession on royalty payments at a fixed rate of 3 percent per year for a period of fifteen years from 2004.

The royalty rate concession is amortized on a straight line basis with nil residual value. The amortization expense included in the consolidated statements of income were as follows:

	2010	2009	2008
	$	$	$

Amortization expense	2	2	2

Based on carrying value at December 31, 2010, the estimated aggregate amortization expense for each of the next five years is as follows:

2011	2
2012	2
2013	2
2014	2
2015	2